Financial Instruments - Schedule of the convertible promissory note is estimated at fair value using a binomial lattice model (Details) - Convertible Promissory Note [Member] - Option pricing model [member]
12 Months Ended
Dec. 31, 2021 shares
Share Price Measurement Input [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	3.70
Inter Relationship Between Significant Inputs and Fair Value Measurement Description	The share price was higher (lower)
Interest rate, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.67
Inter Relationship Between Significant Inputs and Fair Value Measurement Description	The risk-free interest rate was higher (lower)
Dividend Yield Measurement Input [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0
Inter Relationship Between Significant Inputs and Fair Value Measurement Description	The dividend yield was lower (higher)
Instrument Specific Spread Measurement Input [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	45
Inter Relationship Between Significant Inputs and Fair Value Measurement Description	The instrument specific spread was lower (higher)
Credit spread, measurement input [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	9.76
Inter Relationship Between Significant Inputs and Fair Value Measurement Description	The credit spread was lower (higher)